Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash, cash equivalents and restricted cash	$ 23,000,515	$ 28,021,748	$ 375,796
Prepaid expenses and other current assets	946,779	613,754	126,971
Total current assets	24,449,138	31,455,631	502,767
Operating lease right-of-use asset	139,162	147,001	49,536
Property and equipment, net	14,785	16,373	3,832
Investment in AirJoule, LLC	340,948,355	338,178,633
Other assets	54,482	54,482
Total assets	365,605,922	369,852,120	556,135
Current liabilities
Accounts payable	326,510	79,202	2,518,763
Accrued transaction fees			3,644,100
Other accrued expenses	1,298,453	1,720,318	244,440
Operating lease liability, current	32,124	30,227	22,237
True Up Shares liability		2,189,000
Total current liabilities	1,657,087	4,018,747	6,429,540
Earnout Shares liability	11,692,000	24,524,000
Subject Vesting Shares liability	2,345,000	7,819,000
Operating lease liability, non-current	115,734	124,002	27,299
Deferred tax liability	79,613,389	81,256,047
Total liabilities	95,423,210	117,741,796	6,456,839
Commitments and contingencies (Note 12)
Stockholders’ equity
Preferred stock, $0.0001 par value; 25,000,000 authorized shares and 0 shares issued and outstanding as of March 31, 2025 and December 31, 2024
Additional paid-in capital	56,770,957	53,577,270	11,263,647
Retained earnings	213,406,119	198,527,461	(17,168,101)
Total stockholders’ equity	270,182,712	252,110,324	(5,900,704)
Total liabilities and stockholders’ equity	365,605,922	369,852,120	556,135
Class A Common Stock
Stockholders’ equity
Common stock value	5,636	5,593	3,274
Class B Common Stock
Stockholders’ equity
Common stock value			476
Related Party
Current assets
Due from related party	$ 501,844	$ 2,820,129